UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-4718
Van Kampen Tax Free Money Fund

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)                    (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 6/30
Date of reporting period: 3/31/10

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Tax Free Money Fund
Portfolio of Investments ▪ March 31, 2010 (Unaudited)

Par			Current
Amount		Maturity	Yield at	Amortized
(000)	Description	Date*	3-31-10	Cost

	Municipal Bonds 100.5%
	7 Day Floaters 85.3%
$1,000	Arizona Brd Regt AZ St Univ Sys Rev Rfdg Ser A (LOC: Lloyds TSB Bank)	04/07/10	0.250%	$1,000,000
600	Broward Cnty, FL Ed Fac Auth City Coll Proj (LOC: Citibank)	04/01/10	0.270	600,000
1,000	California Statewide Cmnty Dev Auth Rev Kaiser Permanente Ser B	04/07/10	0.270	1,000,000
1,000	Cary, NC Pub Impt	04/07/10	0.270	1,000,000
700	Clarksville, TN Muni Pub Bldg Auth Rev Pooled Fin TN Bd Fd (LOC: Bank of America) (Acquired 10/10/08, Cost $700,000) (a)	04/07/10	0.370	700,000
675	Derry Twp, PA Indl & Coml Dev Auth Hotel Tax Rev Arena Proj (LOC: PNC Bank)	04/01/10	0.290	675,000
1,000	Glynn Brunswick Mem Hosp Auth GA Rev Antic Ctf Southeast Ser B (LOC: Branch Banking & Trust)	04/01/10	0.270	1,000,000
675	Metropolitan Govt Nashville & Davidson Cnty, TN H&E Fac Brd Rev Vanderbilt Univ Ser A	04/01/10	0.280	675,000
490	Michigan St Hosp Fin Auth Rev McLaren Hlthcare Rfdg Ser B (LOC: JP Morgan Chase Bank)	04/07/10	0.280	490,000

Van Kampen Tax Free Money Fund
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

Par			Current
Amount		Maturity	Yield at	Amortized
(000)	Description	Date*	3-31-10	Cost

	7 Day Floaters (continued)
$1,000	Minnesota St Higher Ed Fac Auth Rev Macalester College Ser 5-Q	04/01/10	0.290%	$1,000,000
500	New Hampshire Higher Ed & Hlth Fac Auth Rev Saint Pauls Sch Issue	04/01/10	0.300	500,000
500	New York St Loc Gov Assistance Corp Ser D (LOC: Societe Generale)	04/07/10	0.300	500,000
620	North Carolina Cap Fac Fin Agy Ed Fac Rev Thompson Childrens Home (LOC: Bank of America)	04/01/10	0.450	620,000
900	North Carolina Ed Fac Fin Agy Rev Duke Univ Proj Ser B	04/01/10	0.290	900,000
855	North Carolina Med Care Comm Hlth Sys Rev Mission Saint Josephs Rfdg	04/01/10	0.320	855,000
970	Oregon St Hlth Hsg Ed & Cultural Fac Auth Sacred Heart Med Ctr Ser A (LOC: US Bank)	04/01/10	0.260	970,000
675	Palm Beach Cnty, FL Rev Henry Morrison Flagler Proj (LOC: Northern Trust)	04/01/10	0.350	675,000
615	Portland, OR Hsg Auth Rev New Mkt West Proj (LOC: Wells Fargo Bank)	04/01/10	0.380	615,000
600	Private Colleges & Univ Auth GA Rev Emory Univ Ser B-2	04/01/10	0.270	600,000
1,000	San Bernardino Cnty, CA Ctf Partner Cap Impt Refing Proj (LOC: BNP Paribas)	04/01/10	0.290	1,000,000
900	University of Texas Univ Rev Fin Sys Rfdg Ser A	04/07/10	0.250	900,000

Van Kampen Tax Free Money Fund
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

Par			Current
Amount		Maturity	Yield at	Amortized
(000)	Description	Date*	3-31-10	Cost

	7 Day Floaters (continued)
$500	Utah Cnty, UT Hosp Rev IHC Hlth Svc Inc Ser B	04/01/10	0.290%	$500,000
600	Washington St Hlth Care Fac Auth Lease Rev Hlthcare Resh & Ed (LOC: BNP Paribas)	04/07/10	0.270	600,000

Total 7 Day Floaters 85.3%				17,375,000

	Daily Variable Rate Securities 15.2%
400	Colorado Ed & Cultural Fac Natl Jewish Fedn Ser F-1 (LOC: Northern Trust)	04/01/10	0.300	400,000
300	Cuyahoga Cnty, OH Rev Cleveland Clinic Sub Ser B-1	04/01/10	0.280	300,000
600	Jacksonville, FL Pollutn Rev Ctl FL Pwr & Lt Co Proj Rfdg	04/01/10	0.320	600,000
406	Kentucky Inc KY Pub Energy Auth Gas Supply Rev Ser A	04/01/10	0.280	406,000
300	Long Island Pwr Auth NY Elec Sys Rev Ser 2B (LOC: Bayerische Landesbank)	04/01/10	0.360	300,000
500	Pitkin Cnty, CO Indl Dev Rev Aspen Skiing Co Proj Rfdg Ser A (LOC: JP Morgan Chase Bank)	04/01/10	0.300	500,000
600	South Carolina Ed Fac Auth for Priv Non Profit Inst Furman Univ Ser B	04/01/10	0.300	600,000

Total Daily Variable Rate Securities 15.2%				3,106,000

Total Investments 100.5% (b) (c)				20,481,000

Liabilities in Excess of Other Assets (0.5%)				(98,560)

Net Assets 100.0%				$20,382,440

Percentages are calculated as a percentage of net assets.

*	Date of next interest rate reset.

(a)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 3.4% of net assets.

Van Kampen Tax Free Money Fund
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

(b)		Securities include a put feature allowing the Fund to periodically put the security back to the issuer at amortized cost on specified dates. The yield shown represents the current yield earned by the Fund based on the most recent reset date. The maturity date shown represents the next put date.

(c)		At March 31, 2010, cost is identical for both book and federal income tax purposes.

LOC	—	Letter of Credit
Security Valuation Investments are valued at amortized cost, which approximates fair value. Under this valuation method, a portfolio instrument is valued at cost, any discount is accreted and any premium is amortized on a straight-line basis to the maturity of the instrument.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification ASC 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical investments

Level 2	—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
		Other Significant	Significant
	Quoted	Observable	Unobservable
Investments	Prices	Inputs	Inputs	Total

Investments in an Asset Position:
Short-Term Municipal Bonds
Issued by States of the United States and Political Subdivisions of the United States	$—	$20,481,000	$—	$20,481,000

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Tax Free Money Fund

By:	/s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: May 17, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: May 17, 2010

By:	/s/ Stuart N. Schuldt
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: May 17, 2010